Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	$ 238	$ 716	$ 287
Cost of revenues [Member]
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	166	499	195
Research and development [Member]
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	24	90	45
Selling and marketing [Member]
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	27	62	22
General and administrative [Member]
Employee Benefit Liabilities, Net (Details) - Schedule of expenses presented in statement of comprehensive income (loss) [Line Items]
Total employee benefit expenses	$ 21	$ 65	$ 25